CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	S/ 32,863,118 [1]	S/ 164,228,539	S/ 32,862,001	[1]
Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	659,380		456,145
Financial assets, at fair value	S/ 654,788		S/ 456,565
Instruments issued by the Colombian Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed, interest rate	6.60%		6.79%
Instruments issued by the Colombian Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Colombian pesos
Financial assets	S/ 449,452		S/ 308,658
Financial assets, at fair value	S/ 443,386		S/ 309,574
Instruments issued by the Chilean Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed, interest rate	0.27%		0.35%
Instruments issued by the Chilean Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Chilean pesos
Financial assets	S/ 24,624		S/ 9,176
Financial assets, at fair value	S/ 24,628		S/ 9,176
Other instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed, interest rate	3.76%		2.62%
Other instruments [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	S/ 185,304		S/ 138,311
Financial assets, at fair value	186,774		137,815
Not later than three days [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	36,637		32,257
Not later than three days [Member] | Instruments issued by the Colombian Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	0		0
Not later than three days [Member] | Instruments issued by the Chilean Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	24,624		8,920
Not later than three days [Member] | Other instruments [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	12,013		23,337
Later than three and not later than thirty days [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	559,451		209,617
Later than three and not later than thirty days [Member] | Instruments issued by the Colombian Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	401,580		138,552
Later than three and not later than thirty days [Member] | Instruments issued by the Chilean Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	0		256
Later than three and not later than thirty days [Member] | Other instruments [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	157,871		70,809
Later than thirty days [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	63,292		214,271
Later than thirty days [Member] | Instruments issued by the Colombian Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	47,872		170,106
Later than thirty days [Member] | Instruments issued by the Chilean Government [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	0		0
Later than thirty days [Member] | Other instruments [Member] | Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	S/ 15,420		S/ 44,165

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).